Label	Element	Value
PNC TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000778202_SupplementTextBlock

Supplement dated December 14, 2018 to

PNC Funds Prospectus dated September 28, 2018

as supplemented

PNC Treasury Money Market Fund

(the “Funds”)

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectuses and should be read in conjunction with those documents.

Risk/Return [Heading]	rr_RiskReturnHeading	PNC TREASURY MONEY MARKET FUND
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The information contained in the table under the “Example” heading within the Section titled “Fund Fees and Expenses” for the classes listed below only is hereby replaced with the following:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
PNC TREASURY MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 716